Share-Based Compensation And Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												127 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Class B Common Stock [Member]	Dec. 31, 2009 Class B Common Stock [Member]	Dec. 31, 2011 ESPP [Member]	Dec. 31, 2010 ESPP [Member]	Dec. 31, 2009 ESPP [Member]	Dec. 31, 2011 2001 Plan [Member]	Dec. 31, 2011 2001 Plan [Member] Minimum [Member]	Dec. 31, 2011 2001 Plan [Member] Maximum [Member]	Dec. 31, 2011 2001 Plan [Member] Common Stock [Member]	Dec. 31, 2011 2001 Plan [Member] Class B Common Stock [Member]	Dec. 31, 2011 Non-Vested (Restricted) Stock [Member]	Dec. 31, 2011 Non-Vested (Restricted) Stock [Member] Class B Common Stock [Member]	Dec. 31, 2011 Non-Vested (Restricted) Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2011 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plan	2
Percent of market price share-based compensation awards granted	100.00%
Aggregate awards, shares							1,500,000			4,000,000
Shares awarded under plan	70,000												1,839,419	1,577,298
Shares reserved for future grant										583,290
Stock options outstanding	385,150	493,000								385,150
Years in which options under 2001 Plan vest, minimum										two
Years in which options under 2001 Plan vest, maximum										five
Weighted-average grant date fair value	$ 12.31	$ 11.45	$ 9.93
Total intrinsic value of stock options exercised	$ 4,724	$ 6,559	$ 11,555
Fair value of stock options vested	475	597	3,750
Weighted-average grant date fair value of non-vested (restricted) stock	$ 63.87	$ 49.43	$ 49.62
Fair value of non-vested stock that vested	672	3,609	1,460
Stock delivered as payment to satisfy tax withholdings, shares	2,527	19,678	601	7,616	56,043	205,428
Stock delivered as payment to satisfy tax withholdings, market value	180	1,155	23	437	3,212	9,415
Obligation to issue non-vested restricted shares							8,520	8,515	10,917
Obligation to issue non-vested restricted shares																58,301
Share-based compensation	6,663	5,175	5,264
Cash received from Common stock issued	4,530	5,285	9,592
Tax benefit realized for the tax deductions from share-based compensation plans	916	3,083	9,789
Unrecognized share-based compensation expense															55,249		38,000	1,354
Weighted-average period for recognition of share-based compensation expense, in years															10.9		11	1.7
Age of Chief Executive Officer when non-vested (restricted) stock vests	82
Number of days under which shares to be purchased by employee on such available	90										five	ten
Discount allowed to employees to purchase share	5.00%
Average price of the shares purchased by employees	$ 59.44	$ 51.69	$ 38.18
Additional shares issued that resulted from cash dividends investment in common stock	5,097	5,812	7,503
Net proceeds from shares issued under ESPP							829	757	743
Shares reserved for future grant							555,059
Common stock issued to profit sharing retirement plan, shares	27,240	9,975	33,779
Common stock contribution to 401(k) plan	$ 1,718	$ 489	$ 1,297